Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Nano Dimension Technologies Ltd. [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		Israel
Principal location of the company’s activity		100.00%	100.00%
Nano Dimension USA Inc. [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		USA
Principal location of the company’s activity		100.00%	100.00%
Nano Dimension (HK) Limited [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		Asia-Pacific
Principal location of the company’s activity		100.00%	100.00%
Nano Dimension Australia Pty Ltd [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company	[1]	Australia
Principal location of the company’s activity	[1]	100.00%
Nano Dimension GmbH [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		Germany
Principal location of the company’s activity		100.00%	100.00%
J.A.M.E.S GmbH [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		Germany
Principal location of the company’s activity		50.00%	50.00%
Essemtec AG [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		Switzerland
Principal location of the company’s activity		100.00%	100.00%
Nano Dimension Swiss GmbH [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company		Switzerland
Principal location of the company’s activity		100.00%	100.00%
Global Inkjet Systems Ltd. [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company	[2]	UK
Principal location of the company’s activity	[2]	100.00%	100.00%
Formatec Holding B.V. [Member]
Subsidiaries (Details) - Schedule of Presented Hereunder is a List of the Group’s Subsidiaries [Line Items]
Name of company	[2]	Netherlands
Principal location of the company’s activity	[2]	100.00%	100.00%

[1]	In January 2023, the Company established an Australian-based subsidiary, Nano Australia. Nano Australia will perform sales and marketing activity and engage in possible collaboration agreements.
[2]	See note 9B.